NUVEEN MID CAP VALUE FUND

SUPPLEMENT DATED JANUARY 22, 2024

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED FEBRUARY 28, 2023

Effective May 1, 2024, Nuveen Mid Cap Value Fund will be renamed Nuveen Mid Cap Value 1 Fund. There will be no changes to the investment objective, principal investment strategies, principal risks or portfolio management of the Fund in connection with the name change.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

AND/OR SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-MCV-0124P

NUVEEN MID CAP VALUE FUND

SUPPLEMENT DATED JANUARY 22, 2024

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2023

Effective May 1, 2024, Nuveen Mid Cap Value Fund will be renamed Nuveen Mid Cap Value 1 Fund.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITONAL INFORMATION

FOR FUTURE REFERENCE

MGN-MCVSAI-0124P